Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2013
Notes to Consolidated Financial Statements [Abstract]
Schedule of Earnings Per Share, Basic, by Common Class [Text Block]

(dollars in millions, except per share amounts; shares in millions)	2013	2012	2011
Net income attributable to common shareowners:
Net income from continuing operations	$5,686	$4,847	$4,831
Net income from discontinued operations	35	283	148
Net income attributable to common shareowners	$5,721	$5,130	$4,979
Basic weighted average number of shares outstanding	901.0	895.2	892.3
Stock awards	14.1	11.4	14.5
Diluted weighted average number of shares outstanding	915.1	906.6	906.8
Earnings Per Share of Common Stock—Basic:
Net income from continuing operations	$6.31	$5.41	$5.41
Net income from discontinued operations	0.04	0.32	0.17
Net income attributable to common shareowners	6.35	5.73	5.58
Earnings Per Share of Common Stock—Diluted:
Net income from continuing operations	$6.21	$5.35	$5.33
Net income from discontinued operations	0.04	0.31	0.16
Net income attributable to common shareowners	6.25	5.66	5.49

Schedule of Earnings Per Share, Diluted, by Common Class [Text Block]

(dollars in millions, except per share amounts; shares in millions)	2013	2012	2011
Net income attributable to common shareowners:
Net income from continuing operations	$5,686	$4,847	$4,831
Net income from discontinued operations	35	283	148
Net income attributable to common shareowners	$5,721	$5,130	$4,979
Basic weighted average number of shares outstanding	901.0	895.2	892.3
Stock awards	14.1	11.4	14.5
Diluted weighted average number of shares outstanding	915.1	906.6	906.8
Earnings Per Share of Common Stock—Basic:
Net income from continuing operations	$6.31	$5.41	$5.41
Net income from discontinued operations	0.04	0.32	0.17
Net income attributable to common shareowners	6.35	5.73	5.58
Earnings Per Share of Common Stock—Diluted:
Net income from continuing operations	$6.21	$5.35	$5.33
Net income from discontinued operations	0.04	0.31	0.16
Net income attributable to common shareowners	6.25	5.66	5.49